Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Class S2 Shares | ING RussellTM Small Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING RussellTM Small Cap Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index ("Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all of its assets in these securities.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio currently invests principally in common stocks and employs a "passive management" approach designed to track the performance of the Index.

The Index is is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which together represent approximately 10% of the total market capitalization of the Russell 3000® Index. As of December 31, 2012, the smallest company in the Index had a market capitalization of $27 million and the largest company had a market capitalization of $4.7 billion. As of February 28, 2013, portions of the Index were focused in the financials sector, the industrials sector, and the information technology sector.

The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

The sub-adviser ("Sub-Adviser") may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Focused Investing   To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Index Strategy   The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio's expenses and the timing of purchases and redemptions of the Portfolio's shares. The Portfolio's actual holdings might not match the Index and the Portfolio's effective exposure to index securities at any given time may not equal 100%.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S2 shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S2 shares' performance because of the higher expenses paid by Class S2 shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's Class S2 shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio's adjusted Class I shares' performance (2009) and Class S2 shares' performance (2010-2012).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 20.41% and Worst quarter: 3rd, 2011, (21.77)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Class S2 Shares | ING RussellTM Small Cap Index Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.86%
1 Yr	rr_ExpenseExampleYear01	88
3 Yrs	rr_ExpenseExampleYear03	300
5 Yrs	rr_ExpenseExampleYear05	530
10 Yrs	rr_ExpenseExampleYear10	1,190
1 Yr	rr_ExpenseExampleNoRedemptionYear01	88
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	300
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	530
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,190
2010	rr_AnnualReturn2010	25.81%
2011	rr_AnnualReturn2011	(4.38%)
2012	rr_AnnualReturn2012	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.77%)
1 Yr	rr_AverageAnnualReturnYear01	15.67%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	23.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2009
Class S2 Shares | ING RussellTM Small Cap Index Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	26.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
1 Yr	rr_AverageAnnualReturnYear01	15.58%	[3]
5 Yrs	rr_AverageAnnualReturnYear05		[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
since inception	rr_AverageAnnualReturnSinceInception	6.78%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 10, 2008	[3]
Class S2 Shares | ING RussellTM Small Cap Index Portfolio | Russell 2000® Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.35%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
since inception	rr_AverageAnnualReturnSinceInception	24.29%	[4],[5]
Class S2 Shares | ING RussellTM Small Cap Index Portfolio | Russell 2000® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.35%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
since inception	rr_AverageAnnualReturnSinceInception	6.03%	[4],[5]

[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Directors; or (iii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will continue only if the distributor elects to renew it.
[3]	(adjusted)
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.